Consolidated Statements of Shareholders' Equity ¥ in Thousands, shares in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury stock CNY (¥) shares	Statutory reserves CNY (¥)	Accumulated other comprehensive income CNY (¥)	Retained earnings CNY (¥)	Noncontrolling Interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2016	¥ 2,676	¥ 1,637,953		¥ 1,160,161	¥ 61,479	¥ 35,328,812	¥ 271,860	¥ 38,462,941
Balance (in shares) at Dec. 31, 2016 | shares	3,281,480
Ordinary shares issued upon settlement of restricted share units	¥ 21	(21)
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	29,805
Share-based compensation		2,177,079						2,177,079
Appropriation to statutory reserves				46,063		(46,063)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						10,707,939	126,502	10,834,441
Repurchase of shares			¥ (2,061,591)					(2,061,591)
Repurchase of shares (in shares) | shares			(28,068)
Cancellation of treasury stock	¥ (19)	(2,061,572)	¥ 2,061,591
Cancellation of treasury stock (in shares) | shares	(28,068)		28,068
Net change in unrealized gains on available-for-sale securities					(23,321)			(23,321)
Capital injection in subsidiaries by noncontrolling interest shareholders							311,500	311,500
Dividends to shareholders						(3,257,607)		(3,257,607)
Foreign currency translation adjustment					(1,573)			(1,573)
Deconsolidation of a subsidiary/Disposal of a subsidiary							(6,729)	(6,729)
Balance at Dec. 31, 2017	¥ 2,678	1,753,439		1,206,224	36,585	42,733,081	703,133	46,435,140
Balance (in shares) at Dec. 31, 2017 | shares	3,283,217
Ordinary shares issued upon settlement of restricted share units	¥ 19	(19)
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	30,709
Share-based compensation		2,397,798					131,852	2,529,650
Appropriation to statutory reserves				8,354		(8,354)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						6,400,505	76,912	6,477,417
Repurchase of shares			¥ (7,592,598)					(7,592,598)
Repurchase of shares (in shares) | shares			(114,908)
Cancellation of treasury stock	¥ (77)	(4,151,218)	¥ 7,592,598			(3,441,303)
Cancellation of treasury stock (in shares) | shares	(114,908)		114,908
Repurchase of noncontrolling interest and redeemable noncontrolling interests						(223,243)	(131,143)	(354,386)
Capital injection in subsidiaries by noncontrolling interest shareholders							15,510	15,510
Dividends to shareholders						(1,440,194)		(1,440,194)
Foreign currency translation adjustment					18,624			18,624
Deconsolidation of a subsidiary/Disposal of a subsidiary							(5,654)	(5,654)
Accretion of redeemable noncontrolling interests						(88,712)	(8,768)	(97,480)
Balance at Dec. 31, 2018	¥ 2,620			1,214,578	17,050	43,997,388	794,209	¥ 46,025,845
Balance (in shares) at Dec. 31, 2018 | shares	3,199,018							3,199,018	3,199,018
Cumulative effect of changes in accounting principles related to revenue recognition and financial instruments					(38,159)	65,608	12,367	¥ 39,816
Ordinary shares issued upon settlement of restricted share units	¥ 20	(1,487)	¥ 1,467
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	29,513		25
Share-based compensation		2,341,078					46,100	2,387,178
Appropriation to statutory reserves				11,129		(11,129)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						21,509,059	(77,933)	21,431,126
Repurchase of shares			¥ (1,467)					(1,467)
Repurchase of shares (in shares) | shares			(25)
Repurchase of noncontrolling interest and redeemable noncontrolling interests		(4,279)					(53)	(4,332)
Capital injection in subsidiaries by noncontrolling interest shareholders		1,153,528					378,654	1,532,182
Conversion of Youdao's preferred shares recognized as redeemable noncontrolling interests to ordinary shares		468,788					27,757	496,545
Dividends to shareholders						(8,840,634)		(8,840,634)
Foreign currency translation adjustment					(88,022)		(5,752)	(93,774)
Deconsolidation of a subsidiary/Disposal of a subsidiary		(43,972)		(10,499)	(473)	10,499	(11,807)	(56,252)
Accretion of redeemable noncontrolling interests						(271,543)	(12,019)	(283,562)
Balance at Dec. 31, 2019	¥ 2,640	¥ 3,913,656		¥ 1,215,208	¥ (71,445)	¥ 56,393,640	¥ 1,139,156	¥ 62,592,855	$ 8,990,902
Balance (in shares) at Dec. 31, 2019 | shares	3,228,531							3,228,531	3,228,531